Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000009530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class Y)
Average Annual Return, Percent		22.35%	12.80%	12.37%
C000009529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class C) — With CDSC
Average Annual Return, Percent	[1],[2]	20.04%	11.60%	11.37%
C000009527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class A) — With sales charge
Average Annual Return, Percent	[3]	16.22%	11.44%	11.56%
C000009531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class A) — With sales charge
Average Annual Return, Percent	[4]	(0.49%)	0.12%	0.58%
C000009533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class C) — With CDSC
Average Annual Return, Percent	[5],[6]	2.69%	0.36%	0.46%
C000009534 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class Y)
Average Annual Return, Percent		4.73%	1.35%	1.32%
C000009539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class A) — With sales charge
Average Annual Return, Percent	[7]	23.15%	17.16%	12.25%
C000009541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class C) — With CDSC
Average Annual Return, Percent	[8],[9]	27.26%	17.36%	12.08%
C000009542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class Y)
Average Annual Return, Percent		29.61%	18.56%	13.04%
C000009546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class Y)
Average Annual Return, Percent		21.74%	13.24%	10.78%
C000009545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class C) — With CDSC
Average Annual Return, Percent	[10],[11]	19.41%	12.03%	9.76%
C000009543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class A) — With sales charge
Average Annual Return, Percent	[12]	15.60%	11.80%	9.91%
C000009547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class A) — With sales charge
Average Annual Return, Percent	[13]	(10.20%)	1.77%	3.61%
C000009549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class C) — With CDSC
Average Annual Return, Percent	[14],[15]	(7.33%)	1.96%	3.42%
C000009550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class Y)
Average Annual Return, Percent		(5.47%)	3.03%	4.35%
Without Sales Load [Member] | C000009529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class C) — Without CDSC
Average Annual Return, Percent	[1]	21.04%	11.60%	11.37%
Without Sales Load [Member] | C000009527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class A) — Without sales charge
Average Annual Return, Percent		22.02%	12.52%	12.09%
Without Sales Load [Member] | C000009531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class A) — Without sales charge
Average Annual Return, Percent		4.48%	1.09%	1.07%
Without Sales Load [Member] | C000009533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class C) — Without CDSC
Average Annual Return, Percent	[5]	3.69%	0.36%	0.46%
Without Sales Load [Member] | C000009539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class A) — Without sales charge
Average Annual Return, Percent		29.29%	18.29%	12.79%
Without Sales Load [Member] | C000009541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class C) — Without CDSC
Average Annual Return, Percent	[8]	28.26%	17.36%	12.08%
Without Sales Load [Member] | C000009545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class C) — Without CDSC
Average Annual Return, Percent	[10]	20.41%	12.03%	9.76%
Without Sales Load [Member] | C000009543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class A) — Without sales charge
Average Annual Return, Percent		21.37%	12.89%	10.44%
Without Sales Load [Member] | C000009547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class A) — Without sales charge
Average Annual Return, Percent		(5.72%)	2.77%	4.11%
Without Sales Load [Member] | C000009549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class C) — Without CDSC
Average Annual Return, Percent	[14]	(6.45%)	1.96%	3.42%
S And P 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500 Index
Average Annual Return, Percent		17.02%	13.95%	14.45%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	14.42%	14.81%
Bloomberg U S Government 1 3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government 1-3 Year Bond Index
Average Annual Return, Percent		5.17%	1.76%	1.84%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Financials Index
Average Annual Return, Percent		15.02%	15.26%	13.17%
Bloomberg U S Aggregate Bond C000009545 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U S Aggregate Bond C000009546 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U S Aggregate Bond C000009543 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Wilshire U S Real Estate Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent		3.47%	7.04%	5.74%

[1]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[2]	Includes any applicable contingent deferred sales charge (“CDSC”).
[3]	Reflects 4.75% front-end sales charge.
[4]	Reflects 4.75% front-end sales charge.
[5]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[6]	Includes any applicable contingent deferred sales charge (“CDSC”).
[7]	Reflects 4.75% front-end sales charge.
[8]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[9]	Includes any applicable contingent deferred sales charge (“CDSC”).
[10]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[11]	Includes any applicable contingent deferred sales charge (“CDSC”).
[12]	Reflects 4.75% front-end sales charge.
[13]	Reflects 4.75% front-end sales charge.
[14]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[15]	Includes any applicable contingent deferred sales charge (“CDSC”).